Inventories	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories consisted of the following:

	March 31, 2016	December 31, 2015
Raw material	$165	$—
Work-in-process	8,969	11,827
Finished goods	10,759	13,960
Spare parts	2,109	2,184
Inventories	$22,002	$27,971

Inventories
Inventories consisted of the following:

	June 30, 2016	December 31, 2015
Raw material	$196	$—
Work-in-process	14,588	11,827
Finished goods	10,891	13,960
Spare parts	2,336	2,184
Inventories	$28,011	$27,971
Inventories Inventories consisted of the following:

	December 31,
	2015	2014
Raw material	$—	$63
Work-in-process	11,827	8,892
Finished goods	13,960	13,441
Spare parts	2,184	1,288
Inventories	$27,971	$23,684